SHORT-TERM INVESTMENTS (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
SHORT-TERM INVESTMENTS
Aggregate cost basis	¥ 770,000,000		¥ 744,000,000
Gross unrealized holding gain	3,678,455		1,608,877
Aggregate fair value	773,678,455	$ 121,407,032	745,608,877
Gross unrealized holding losses	¥ 0		¥ 0